CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Dec. 09, 2018 $ / shares shares	Mar. 31, 2018 $ / shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares	May 30, 2014 $ / shares shares	May 16, 2014 $ / shares shares	May 24, 2013 $ / shares	May 23, 2013 $ / shares	Jan. 19, 2012 $ / shares shares	Nov. 30, 2011 $ / shares shares
Accounts payable	$ 2,681	¥ 17,989			¥ 12,270
Salaries and welfare payable	3,295	22,112			20,654
Advances from customers	175	1,177			37
Taxes payable	871	5,844			8,523
Amounts due to related parties	1,400	9,393			20,103
Accruals and other current liabilities	$ 73,368	492,385			¥ 608,486
Ordinary shares, par value | $ / shares										$ 0.00001	$ 0.00100
Ordinary shares, authorized			50,000,000,000		3,263,949,065
VIEs and VIEs Subsidiaries
Accounts payable | ¥		725			¥ 439
Salaries and welfare payable | ¥		939			4,591
Advances from customers | ¥		28			26
Taxes payable | ¥		1,367			1,613
Amounts due to related parties | ¥		1,085			0
Accruals and other current liabilities | ¥		¥ 325,473			¥ 520,355
Convertible Redeemable Class B Ordinary Shares
Convertible redeemable shares, par value | $ / shares				$ 0.00001
Convertible redeemable shares, shares authorized					90,491,694
Convertible redeemable shares, shares issued					90,491,694
Convertible redeemable shares, shares outstanding					90,491,694
Convertible Redeemable Series A Preferred Shares
Convertible redeemable shares, par value | $ / shares				0.00001									$ 0.00001
Convertible redeemable shares, shares authorized					825,308,112
Convertible redeemable shares, shares issued					825,308,112								166,666,700
Convertible redeemable shares, shares outstanding					825,308,112
Convertible Redeemable Series B Preferred Shares
Convertible redeemable shares, par value | $ / shares				0.00001								$ 0.00001
Convertible redeemable shares, shares authorized					484,741,676
Convertible redeemable shares, shares issued					484,741,676							148,000,000
Convertible redeemable shares, shares outstanding					484,741,676
Convertible Redeemable Series C Preferred Shares
Convertible redeemable shares, par value | $ / shares				0.00001				$ 0.00001	$ 0.00001
Convertible redeemable shares, shares authorized					426,001,147
Convertible redeemable shares, shares issued					357,292,862			81,508,317	208,661,292
Convertible redeemable shares, shares outstanding					357,292,862
Class A Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.00001		$ 0.00001	0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000	49,000,000,000		49,000,000,000
Ordinary shares, shares issued	2,371,289,450	2,371,289,450			335,534,850
Ordinary shares, shares outstanding	2,371,289,450	2,371,289,450			335,534,850	335,534,850	340,583,121
Class B Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.00001		$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004			90,491,694
Ordinary shares, shares outstanding	303,234,004	303,234,004			90,491,694
Class C Ordinary Shares
Ordinary shares, par value | $ / shares				$ 0.00001
Ordinary shares, shares issued					215,243,513
Ordinary shares, shares outstanding					215,243,513	215,243,513	215,243,513